RESTRICTED CASH (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Restricted Cash
Restricted cash	$ 22,599	¥ 153,338	¥ 164,431	¥ 340,540
Deposit required for issuing bank acceptance bills		45,956	77,332
Capital deposit		771	770
Foreign exchange deposits		¥ 78,532	¥ 79,717